Shareholders' Equity (Computation Of Basic And Diluted Net Earnings Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Document Period End Date	Dec. 31, 2018
Basic net earnings	$ 206,738	$ 239,109	$ 236,909
Weighted average number of shares, basic net earnings	42,753	42,750	42,742
Employee stock options, Per Share amount	0	3	10
Weighted average number of shares, diluted net earnings	42,753	42,753	42,752
Basic net earnings per share	$ 4.84	$ 5.59	$ 5.54
Diluted net earnings per share	$ 4.84	$ 5.59	$ 5.54